Business Concentrations	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Business Concentrations

10.	Business Concentrations

For the period ended December 31, 2016, the Partnership had one lessee which accounted for approximately 100% of the Partnership’s rental income derived from operating leases. For the period ended December 31 2016, the Partnership had two leases which accounted for approximately 66% and 34% of the Partnership’s income derived from finance leases.

At December 31, 2016, the Partnership had two lessees which accounted for approximately 62% and 38% of the Partnership’s investment in finance leases. At December 31, 2016 the Partnership had one lessee which accounted for approximately 100% of the Partnership’s investment in operating leases.

SQN AIF V GP, LLC [Member]
Business Concentrations

8. Business Concentrations

For the period ended December 31, 2016, the Managed Fund had one lessee which accounted for approximately 100% of the Managed Fund’s rental income derived from operating leases. For the period ended December 31, 2016, the Managed Fund had two leases which accounted for approximately 66% and 34% of the Managed Fund’s income derived from finance leases.

At December 31, 2016, the Managed Fund had two lessees which accounted for approximately 62% and 38% of the Managed Fund’s investment in finance leases. At December 31, 2016 the Managed Fund had one lessee which accounted for approximately 100% of the Managed Fund’s investment in operating leases.